RESEARCH TAX CREDIT	6 Months Ended
Jun. 30, 2013
Research Tax Credit [Abstract]
Research Tax Credit Disclosure [Text Block]
3. RESEARCH TAX CREDIT

The French government provides tax credits to companies for spending on innovative research and development. The research tax credit is considered as a grant and is deducted from operational expenses.

For the six months period ended June 30, 2013, the credit amounted to $2,508,000 ($1,218,000 for the three-month period ended June 30, 2013) compared to $2,739,000 for the six month period ended June 30, 2012 ($1,329,000 for the three-month period ended June 30, 2012).